Other Assets And Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Equity Method Investments [Line Items]
Marketable equity securities included in investments in equity method investees, carrying value	¥ 1,033,806	¥ 788,250
Marketable equity securities included in investment in equity method investees, aggregated market values	1,789,053	1,203,241
Investment in equity method investees, recognized impairment losses of other-than-temporary declines in the value of investments in certain affiliated companies	32,824	14,635	580,474
MSMS [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity method investees, carrying values	163,520	174,935
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity method investees, carrying values	¥ 825,385	¥ 664,031
Equity method investment, Ownership percentage	21.91%